Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Composition of Income Tax Benefits	The following table presents the composition of income tax benefits for the six months ended June 30, 2024 and 2025:
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Current income tax expenses	(4,475)	(267)
Deferred income tax benefits	2,357,951	—
	2,353,476	(267)

Schedule of Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2024 and June 30, 2025 are as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB
Deferred tax assets:
Bad debt provision	97,964,013	9,669,250
Net operating losses carried forward	57,180,296	58,992,199
Valuation allowance	(154,653,771)	(68,170,911)
Deferred tax assets, net	490,538	490,538